SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA - OTHER NONCONTROLLING INTERESTS (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2015	Dec. 31, 2014
Noncontrolling Interest [Line Items]
Other noncontrolling interests	$ 2,270	$ 750
SDG&E [Member] | Otay Mesa VIE [Member]
Noncontrolling Interest [Line Items]
Ownership percentage held by noncontrolling owners	100.00%	100.00%
Other noncontrolling interests	$ 37	$ 53
Sempra South American Utilities [Member] | Chilquinta Energia subsidiaries [Member]
Noncontrolling Interest [Line Items]
Other noncontrolling interests	$ 22	$ 21
Sempra South American Utilities [Member] | Chilquinta Energia subsidiaries [Member] | Minimum [Member]
Noncontrolling Interest [Line Items]
Ownership percentage held by noncontrolling owners	23.10%	23.50%
Sempra South American Utilities [Member] | Chilquinta Energia subsidiaries [Member] | Maximum [Member]
Noncontrolling Interest [Line Items]
Ownership percentage held by noncontrolling owners	43.40%	43.40%
Sempra South American Utilities [Member] | Luz Del Sur [Member]
Noncontrolling Interest [Line Items]
Ownership percentage held by noncontrolling owners	16.40%	16.40%
Other noncontrolling interests	$ 173	$ 164
Sempra South American Utilities [Member] | Tecsur [Member]
Noncontrolling Interest [Line Items]
Ownership percentage held by noncontrolling owners	9.80%	9.80%
Other noncontrolling interests	$ 4	$ 4
Sempra Mexico [Member] | IEnova [Member]
Noncontrolling Interest [Line Items]
Ownership percentage held by noncontrolling owners	33.60%	18.90%	33.60%	18.90%
Other noncontrolling interests	$ 1,524	$ 468
Sempra Renewables [Member] | Tax equity arrangement – wind [Member]
Noncontrolling Interest [Line Items]
Ownership percentage held by noncontrolling owners		0.00%
Other noncontrolling interests	92	$ 0
Sempra Renewables [Member] | Tax equity arrangement – solar [Member]
Noncontrolling Interest [Line Items]
Ownership percentage held by noncontrolling owners		0.00%
Other noncontrolling interests	$ 376	$ 0
Sempra LNG & MIdstream [Member] | Bay Gas Storage Company [Member]
Noncontrolling Interest [Line Items]
Ownership percentage held by noncontrolling owners	9.10%	9.10%
Other noncontrolling interests	$ 27	$ 25
Sempra LNG & MIdstream [Member] | Liberty Gas Storage [Member]
Noncontrolling Interest [Line Items]
Ownership percentage held by noncontrolling owners	23.30%	23.20%
Other noncontrolling interests	$ 14	$ 14
Sempra LNG & MIdstream [Member] | Southern Gas Transmission [Member]
Noncontrolling Interest [Line Items]
Ownership percentage held by noncontrolling owners	49.00%	49.00%
Other noncontrolling interests	$ 1	$ 1